Filed pursuant to Rule 497(a)

Registration No. 333-250189

Rule 482ad

[TEXT OF COMMUNICATION SENT VIA BLOOMBERG]

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***THIS DOCUMENT MAY ONLY BE SENT EXTERNALLY WITH THE DISCLAIMERS INCLUDED***

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**ONLY FOR DISTRIBUTION TO INVESTORS WHO FALL WITHIN ONE OR MORE OF THE CATEGORIES OF INVESTORS UNDER

SECTION 708 OF THE AUSTRALIAN CORPORATIONS ACT TO WHOM AN OFFER MAY BE MADE WITHOUT DISCLOSURE UNDER

PART 6D.2 OF THE AUSTRALIAN CORPORATIONS ACT.**

Goldman Sachs BDC, Inc.

(“GSBD” I NYSE)

Goldman Sachs BDC, Inc. is a specialty finance company that has elected to be regulated as a business development company under the Investment Company Act of 1940. GS BDC was formed by The Goldman Sachs Group, Inc. (“Goldman Sachs”) to invest primarily in middle-market companies in the United States, and is externally managed by Goldman Sachs Asset Management, L.P., an SEC-registered investment adviser and a wholly-owned subsidiary of Goldman Sachs. GS BDC seeks to generate current income and, to a lesser extent, capital appreciation primarily through direct originations of secured debt, including first lien, first lien/last-out unitranche and second lien debt, and unsecured debt, including mezzanine debt, as well as through select equity investments.

Joint Lead Book-Running Managers: BofA Securities and Morgan Stanley

Joint Book-Running Managers:    Goldman Sachs & Co. LLC

Stabilization Agent: BofA Securities

B&D: BofA Securities

Base Offering Size: 6,500,000 Shares (100% Primary)

Greenshoe: 15% (100% Primary)

Launch Date: Monday, March 6, 2023 (Post-Close)

Expected Pricing Date: Monday, March 6, 2023 (Post-Close)

***THIS DOCUMENT MAY ONLY BE SENT EXTERNALLY WITH THE DISCLAIMERS INCLUDED***

**THIS DOCUMENT IS NOT FOR DISTRIBUTION IN THE EEA, THE UK, CANADA, JAPAN OR BRAZIL**

**THIS DOCUMENT IS NOT FOR DISTRIBUTION IN CHINA (PRC) EXCEPT IN COMPLIANCE WITH ALL APPLICABLE LAWS

AND REGULATIONS**

**ONLY FOR DISTRIBUTION TO INVESTORS WHO FALL WITHIN ONE OR MORE OF THE CATEGORIES OF INVESTORS UNDER SECTION 708 OF THE AUSTRALIAN CORPORATIONS ACT TO WHOM AN OFFER MAY BE MADE WITHOUT DISCLOSURE UNDER PART 6D.2 OF THE AUSTRALIAN CORPORATIONS ACT.**

The foregoing is a preliminary summary of terms and is subject to change. Please contact your representative for more details.

Investors are advised to carefully consider the investment objective, risks, charges and expenses of Goldman Sachs BDC, Inc. (“GS BDC”) before investing. The preliminary prospectus supplement dated March 6, 2023, together with an accompanying prospectus dated November 19, 2020, which have been filed with the Securities and Exchange Commission, contain this and other information about GS BDC and should be read carefully before investing.

The information in the preliminary prospectus supplement and the accompanying prospectus, and in this announcement, is not complete and may be changed. The preliminary prospectus supplement, the accompanying prospectus and this announcement are not offers to sell any securities of GS BDC and are not soliciting an offer to buy such securities in any jurisdiction where such offer and sale is not permitted.

A shelf registration statement relating to these securities is on file with the Securities and Exchange Commission and became effective upon filing with the Securities and Exchange Commission. The offering may be made only by means of a preliminary prospectus supplement and an accompanying prospectus. Copies of the preliminary prospectus supplement (and accompanying prospectus) may be obtained from BofA Securities, NCl-004-03-43, 200 North College Street, 3rd floor, Charlotte NC 28255-0001, Attn: Prospectus Department, or email dg.prospectus_requests@bofa.com; and Morgan Stanley & Co. LLC, 180 Varick Street, 2nd Floor, New York, NY 10014, Attn: Prospectus Department.

ANY DISCLAIMERS OR OTHER NOTICES THAT MAY APPEAR AFTER THIS MESSAGE ARE NOT APPLICABLE TO THIS COMMUNICATION AND SHOULD BE DISREGARDED. SUCH DISCLAIMERS OR OTHER NOTICES WERE AUTOMATICALLY GENERATED AS A RESULT OF THIS COMMUNICATION BEING SENT VIA BLOOMBERG OR ANOTHER EMAIL SYSTEM.